Related Party Transactions - Additional Information (Detail) - Licensing Agreements	1 Months Ended
Dec. 31, 2004 shares
Related Party Transaction [Line Items]
Common Stock granted in exchange for licensing	33,652
University Of Florida Research Foundation
Related Party Transaction [Line Items]
Common Stock granted in exchange for licensing	33,652
Percentage of royalty payment based on sale	1.00%